Note 8 - Fair Value - Main Valuation Techniques Financial Instruments Assets - Significant Observable Inputs Used In Fair Value Measurement Of Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 676,689	€ 690,059	€ 731,856
Financial Assets Held For Trading [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	62,983
Financial Assets Held For Trading [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	404
Financial Assets Held For Trading [Member] | Loans and advances [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	28,642
Financial Assets Held For Trading [Member] | Loans and advances [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 60
Financial Assets Held For Trading [Member] | Loans and advances [Member] | Total [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Present-value method (Discounted future cash flows)
Main Observable Inputs	- Issuer´s credit risk - Current market interest rates
Main Unobservable Inputs	- Prepayment rates - Issuer´s credit risk - Recovery rates
Financial Assets Held For Trading [Member] | Debt Securities [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 7,494
Financial Assets Held For Trading [Member] | Debt Securities [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 199
Financial Assets Held For Trading [Member] | Debt Securities [Member] | Total [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Present-value method (Discounted future cash flows) Observed prices in non active markets
Main Observable Inputs	- Issuer´s credit risk - Current market interest rates - Non active markets prices
Main Unobservable Inputs	- Prepayment rates - Issuer´s credit risk - Recovery rates
Financial Assets Held For Trading [Member] | Equity instruments [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 0
Financial Assets Held For Trading [Member] | Equity instruments [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 60
Financial Assets Held For Trading [Member] | Equity instruments [Member] | Total [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Comparable pricing (Observable price in a similar market) Present-value method
Main Observable Inputs	- Brokers quotes - Market operations - NAVs published
Main Unobservable Inputs	- NAV provided by the administrator of the fund
Financial Assets Held For Trading [Member] | Derivatives [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 26,846
Financial Assets Held For Trading [Member] | Derivatives [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 85
Financial Assets Held For Trading [Member] | Derivatives [Member] | Interest Rate Hedge [Member] | Total [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Interest rate products (Interest rate swaps, Call money Swaps y FRA): Discounted cash flows Caps/Floors: Black, Hull-White y SABR Bond options: Black Swaptions: Black, Hull-White y LGM Other Interest rate options: Black, Hull-White y LGM Constant Maturity Swaps: SABR
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Main Unobservable Inputs	- Beta - Implicit correlations between tenors - interest rates volatility
Financial Assets Held For Trading [Member] | Derivatives [Member] | Equity Hedge [Member] | Total [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Future and Equity Forward: Discounted future cash flows Equity Options: Local Volatility, Momentum adjustment
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Main Unobservable Inputs	- Volatility of volatility - Implicit assets correlations - Long term implicit correlations - Implicit dividends and long term repos
Financial Assets Held For Trading [Member] | Derivatives [Member] | Foreign Exchange And Gold Hedge [Member] | Total [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Future and Equity Forward: Discounted future cash flows Foreign exchange Options: Local Volatility, moments adjustment
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Main Unobservable Inputs	- Volatility of volatility - Implicit assets correlations - Long term implicit correlations
Financial Assets Held For Trading [Member] | Derivatives [Member] | Credit Hedge [Member] | Total [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Credit Derivatives: Default model and Gaussian copula
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Main Unobservable Inputs	- Correlation default - Credit spread - Recovery rates - Interest rate yield - Default volatility
Financial Assets Held For Trading [Member] | Derivatives [Member] | Commodities Hedge [Member] | Total [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Commodities: Momentum adjustment and Discounted cash flows
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 78
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	1,929
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Loans and advances [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	0
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Loans and advances [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 1,778
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Loans and advances [Member] | Total [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Present-value method (Discounted future cash flows) Specific criteria for the liquidation of losses established by the EPA protocol
Main Unobservable Inputs	- Prepayment rates - Issuer credit risk - Recovery rates - PD and LGD
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Debt Securities [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 71
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Debt Securities [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 76
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Debt Securities [Member] | Total [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Present-value method (Discounted future cash flows)
Main Observable Inputs	- Issuer credit risk - Current market interest rates
Main Unobservable Inputs	- Prepayment rates - Issuer credit risk - Recovery rates
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Equity instruments [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 8
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Equity instruments [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 75
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Equity instruments [Member] | Total [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Present-value method (Discounted future cash flows)
Main Observable Inputs	- Issuer credit risk - Current market interest rates
Main Unobservable Inputs	- Prepayment rates - Issuer credit risk - Recovery rates
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 9,323
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	1,190
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Debt Securities [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	9,211
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Debt Securities [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 711
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Debt Securities [Member] | Total [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Present-value method (Discounted future cash flows) Observed prices in non active markets
Main Observable Inputs	- Issuer´s credit risk - Current market interest rates - Non active market prices
Main Unobservable Inputs	- Prepayment rates - Issuer credit risk - Recovery rates
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Equity instruments [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 113
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Equity instruments [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 479
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Equity instruments [Member] | Total [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Comparable pricing (Observable price in a similar market) Present-value method
Main Observable Inputs	- Brokers quotes - Market operations - NAVs published
Main Unobservable Inputs	- NAV provided by the administrator of the fund
Derivatives Hedge accounting [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 2,882
Derivatives Hedge accounting [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 3
Derivatives Hedge accounting [Member] | Interest Rate Hedge [Member] | Total [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Interest rate products (Interest rate swaps, Call money Swaps y FRA): Discounted cash flows Caps/Floors: Black, Hull-White y SABR Bond options: Black Swaptions: Black, Hull-White y LGM Other Interest rate options: Black, Hull-White y LGM Constant Maturity Swaps: SABR
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Derivatives Hedge accounting [Member] | Equity Hedge [Member] | Total [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Future and Equity Forward: Discounted future cash flows Equity Options: Local Volatility, Momentum adjustment
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Derivatives Hedge accounting [Member] | Foreign Exchange And Gold Hedge [Member] | Total [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Future and Equity Forward: Discounted future cash flows Foreign exchange Options: Local Volatility, moments adjustment
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Derivatives Hedge accounting [Member] | Credit Hedge [Member] | Total [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Credit Derivatives: Default model and Gaussian copula
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Derivatives Hedge accounting [Member] | Commodities Hedge [Member] | Total [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Commodities: Momentum adjustment and Discounted cash flows
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations